Commitments And Contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Leased Assets Under Capital Leases

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Land	¥66	¥63
Machinery and equipment	4,327	5,971
Accumulated depreciation	(846)	(3,640)
Software	240	180

Total	¥3,787	¥2,574

Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2013:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2014	¥861	¥1,033
2015	812	761
2016	701	480
2017	665	322
2018	337	210
2019 and thereafter	1,302	243

Total minimum lease payments	4,678	¥3,049

Less: amounts representing interest	(456)

Present value of net minimum capital lease payments	¥4,222

Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost

(¥ in millions)
For the years ended March 31:	2013	2012
Balance at beginning of year	¥5,876	¥5,598
Addition	6,370	3,638
Utilization	(4,650)	(3,788)
Other	331	428

Balance at end of year	¥7,927	¥5,876